Trade receivables - Credit risk exposure (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade receivables
Expected credit loss rate	23.15%
Gross carrying amount	¥ 280,250
Expected credit losses	¥ 64,874
Within 3 months
Trade receivables
Expected credit loss rate	3.78%
Gross carrying amount	¥ 165,401
Expected credit losses	¥ 6,249
3 months - 6 months
Trade receivables
Expected credit loss rate	17.41%
Gross carrying amount	¥ 27,205
Expected credit losses	¥ 4,736
6 months - 9 months
Trade receivables
Expected credit loss rate	31.38%
Gross carrying amount	¥ 16,388
Expected credit losses	¥ 5,143
9 months - 1 year
Trade receivables
Expected credit loss rate	41.75%
Gross carrying amount	¥ 10,714
Expected credit losses	¥ 4,473
Between 1 and 2 years
Trade receivables
Expected credit loss rate	60.56%
Gross carrying amount	¥ 39,834
Expected credit losses	¥ 24,122
2 - 3 years
Trade receivables
Expected credit loss rate	97.31%
Gross carrying amount	¥ 20,708
Expected credit losses	¥ 20,151
Predecessor
Trade receivables
Expected credit loss rate		29.36%
Gross carrying amount		¥ 256,423
Expected credit losses		¥ 75,296
Predecessor | Within 3 months
Trade receivables
Expected credit loss rate		7.39%
Gross carrying amount		¥ 136,368
Expected credit losses		¥ 10,077
Predecessor | 3 months - 6 months
Trade receivables
Expected credit loss rate		21.41%
Gross carrying amount		¥ 36,792
Expected credit losses		¥ 7,877
Predecessor | 6 months - 9 months
Trade receivables
Expected credit loss rate		36.57%
Gross carrying amount		¥ 22,153
Expected credit losses		¥ 8,101
Predecessor | 9 months - 1 year
Trade receivables
Expected credit loss rate		50.00%
Gross carrying amount		¥ 11,908
Expected credit losses		¥ 5,954
Predecessor | Between 1 and 2 years
Trade receivables
Expected credit loss rate		86.10%
Gross carrying amount		¥ 29,991
Expected credit losses		¥ 25,822
Predecessor | 2 - 3 years
Trade receivables
Expected credit loss rate		90.91%
Gross carrying amount		¥ 19,211
Expected credit losses		¥ 17,465